Provisions - additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	$ 4,799
Increase in provisions recognized in the income statement	2,222
Release of provisions recognized in the income statement	(891)
Provisions used in conformity with designated purpose	(3,223)
Foreign currency translation and other movements	309
Balance at the end of the year	3,217
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	3,598
Increase in provisions recognized in the income statement	1,166
Release of provisions recognized in the income statement	(556)
Provisions used in conformity with designated purpose	(2,283)
Foreign currency translation and other movements	184
Balance at the end of the year	2,109
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	699
Increase in provisions recognized in the income statement	847
Release of provisions recognized in the income statement	(260)
Provisions used in conformity with designated purpose	(785)
Foreign currency translation and other movements	58
Balance at the end of the year	560
Personnel-related restructuring provisions	282	$ 262
Real estate related onerous contracts restucturing provision	229	383
Provisions for onerous contracts related to technology	48	$ 54
Real estate
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	224
Increase in provisions recognized in the income statement	17
Release of provisions recognized in the income statement	(5)
Provisions used in conformity with designated purpose	(42)
Foreign currency translation and other movements	36
Balance at the end of the year	229
Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	278
Increase in provisions recognized in the income statement	193
Release of provisions recognized in the income statement	(70)
Provisions used in conformity with designated purpose	(114)
Foreign currency translation and other movements	31
Balance at the end of the year	$ 319